Share based payment arrangements - Options (Details) € in Thousands			12 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) EquityInstruments
Share based payment arrangements
Options outstanding, beginning balance (in shares) | EquityInstruments				353,400		353,400		353,400
Options granted (in shares) | EquityInstruments	93,000	279,000
Options outstanding, ending balance (in shares) | EquityInstruments				353,400		353,400		353,400
Options exercisable (in shares) | EquityInstruments			265,050
Weighted average exercise price of options outstanding, beginning balance (in dollars per share) | $ / shares			$ 14.46		$ 14.46		$ 14.46
Weighted average exercise price of options forfeited (in dollars per share) | $ / shares
Weighted average exercise price of options outstanding, ending balance (in dollars per share) | $ / shares			14.46		$ 14.46		$ 14.46
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 13.90
Weighted-average contractual life				5 years 6 months		6 years 6 months
Expenses recognized in profit and loss | €				€ 304		€ 671		€ 671